Share-based Payment Expense - Summary of Share-based Payment Expense, Continuing Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	€ 67	€ 60	€ 44
Performance Share Plans and Restricted Share Plan expense [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	64	57	38
Share option expense [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	€ 3	€ 3	€ 6